Other Operating (Expenses) Revenue, Net (Details) - Schedule of Other Operating Expenses - Other Operating Revenue [Member] - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating (Expenses) Revenue, Net (Details) - Schedule of Other Operating Expenses [Line Items]
Restructuring expenses	[1]	$ (30,451)	$ (15,211)	$ (13,801)
Other	[2]	(76,982)	(64,941)	(35,948)
Total other operating expenses		(107,433)	(80,152)	(49,749)
Fees for the registration process in the New York and Sao Paulo Stock Exchanges		(46,531)	(34,527)
Tax on wealth		(22,719)	(21,239)	(15,981)
Fees for projects for the implementation of norms and laws		(7,747)	(9,355)	(5,543)
Others		15	180	(14,424)
Total others		$ (76,982)	$ (64,941)	$ (35,948)

[1]	Expenses from the restructuring plan provision, which includes operating excellence plan and corporate retirement plan.
[2]	Corresponds: